Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citigroup Global Markets Inc. (the “Company”)

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, as the engaging party, and Citi Affordable Depositor LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the National Finance Authority, Municipal Certificates, Series 2022-1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 30 mortgage loans (the “Mortgage Loan Assets”) secured by 31 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of the Mortgaged Properties securing the Mortgage Loan Assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;

•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and

•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of June 1, 2022.

•

The phrase “Final Data File” refers to the Microsoft Excel (“Excel”) file “National Pool 2022-1_Annex A Data Tape_COMFORTED FINAL_6.8.2022.xlsx” provided by the Company on June 8, 2022, which includes certain Collateral attributes and calculations adjusted for the Cut-off Date.

•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•

The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•

The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

•	The phrase “Amortization Schedule” refers to Excel files provided by the Company presenting loan terms, rates and a schedule of amortization over the term of each of the Mortgage Loan Assets.

•	The phrase “Appraisal” refers to a signed appraisal report.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

•	The phrase “Audited Financials” refers to a complete and signed financial statement.

•	The phrase “Borrower Formation Document” refers to an organization chart, signed limited partnership agreement and signed amendments to the limited partnership agreement.

•	The phrase “Borrower Loan Agreement” refers to a signed borrower loan agreement, loan agreement or loan and security agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “Certificate of Occupancy” refers to a completed certificate of occupancy.

•

The phrase “Construction Risk Conversion Certificate” refers to a completed construction risk conversion certificate or construction risk memo which presents a completion date associated with new construction of the property.

•	The phrase “Conversion Memo” refers to document provided by the Company which provides rehabilitation, construction and renovations dates.

•	The phrase “Engineering Report” refers to a signed engineering assessment document.

•	The phrase “Exception to Non-Recourse Guaranty” refer to a signed exception to non-recourse guaranty.

•	The phrase “Funding Loan Agreement” refers to a signed funding loan agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “Ground Lease Agreement” refers to a ground lease agreement, and/or any assumptions, amendments or riders thereof.

•	The phrase “HAP Contract” refers to an in-place signed contract for subsidized rents as provided by the Department of Housing and Urban Development.

•	The phrase “Multifamily Inspection Report” refers to “MF_Inspection_Report09012021.xlsx” an Excel file which dictates the REAC Scores associated with the properties.

•	The phrase “Multifamily Note” refers to a signed multifamily note, authority debt obligation note or borrower note, and/or any assumptions, amendments or riders thereof.

•	The phrase “Notice of Conversion” refers to a document listing out the dates and terms in at which time the original financing transferred to permanent financing.

•

The phrase “Occupancy Report” refers to both “National 2021-1 Servicer Occupancy Report_2022.04.13.xls” and “Servicer Occupancy Report_Tullamore and Cinnamon Lake.xlsb”, collectively, Excel Files provided by Berkadia which present historical occupancy rates of the property.

•

The phrase “Operating Statement” refers to an Excel file titled “Multifamily Operating Statement Analysis Report” or “OSAR” which presents historical operating performance and financial metrics of the property.

•	The phrase “Opinion of Counsel” refers to a document, email, summary confirmation provided by Robinson & Cole LLP (“Legal Counsel”) with regards to the legal opinion of the underlying Collateral.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

•	The phrase “Property Condition Assessment” refers to a signed property condition assessment, property risk assessment or environmental assessment document.

•	The phrase “Property Insurance Binder” refers to an Excel File provided by the Company which presents the in-place insurance policies on the property.

•	The phrase “Reaffirmation Agreement” refers to a reaffirmation agreement.

•	The phrase “Regulation Form 8609” refers to a signed Form 8609 Low Income Housing Credit Allocation and Certification.

•

The phrase “Regulatory Agreement” refers to a signed agreement with a regulatory agency or governmental authority such as a LURA, Rental Subsidy or LIHTC, which provides restrictions on the tenant concentration within the property.

•	The phrase “Rent Roll” refers to a signed rent roll.

•	The phrase “Seismic Report” refers to a signed seismic assessment document.

•	The phrase “Servicer Statement” refers to a signed servicer report or servicer schedule issued by specified servicer in the offering documents for the Transaction.

•	The phrase “Site Inspection” refers to an excel file issued by Berkadia which dictates, the property address, servicer site inspection date as well as servicer inspection rating.

•	The phrase “Subordinate Debt Agreement” refers to a signed subordinate loan agreement or supplement loan agreement.

•	The phrase “Tax Credit Application” refers to a pdf or Excel file which dictates the unit and qualification requirements set forth by the Regulatory Agreement.

•	The phrase “Tenant to Market Rent Schedule” refers to a schedule provided by the Company which provides the comparison of tenant paid rent relative to market rent.

•	The phrase “Title Policy” refers to a signed title insurance policy.

•

The phrase “Transaction Summary Memo” refers to an internal document provided by the Company which dictates the loan term, amount, conversion dates as well as the amount and type of reserve accounts in-place pursuant to the Borrower Loan Agreement.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We performed these procedures on the Final Data File, and the results of those procedures are described below.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

From September 16, 2021 through June 8, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);

•	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or

•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes listed in Exhibit C, or denoted with a Source Document of “None—Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

New York, NY

June 9, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

National Finance Authority, Municipal Certificates, Series 2022-1

Exhibits

Exhibit A - Loan File Review Procedures

Exhibit B – Recalculation Methodology

Exhibit C – Additional Company Provided Attributes

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT A

Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
1	Berkadia Loan Number	None - Company Provided	None
2	Loan No.	None - Company Provided	None
3	Footnotes	None - Company Provided	None
4	Number of Properties	Borrower Loan Agreement; Engineering Report; Property Condition Assessment	None
5	Property Name	None - Company Provided	None
6	Originator	Borrower Loan Agreement	None
7	Street Address	Certificate of Occupancy, Site Inspection, Appraisal	None
8	Property City	Certificate of Occupancy, Site Inspection, Appraisal	None
9	Property State	Certificate of Occupancy, Site Inspection, Appraisal	None
10	Zip Code	Certificate of Occupancy, Site Inspection, Appraisal	None
11	County	Certificate of Occupancy, Site Inspection, Appraisal	None
12	Property Type	Appraisal	None
13	Security Type	Borrower Loan Agreement	None
14	Property Subtype	Recalculation	None
15	Year Built	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
16	Year Renovated	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
17	Total Units	Rent Roll; Appraisal	None
18	Low Income Units	Regulatory Agreement; Tax Credit Application; Appraisal	None
19	Very Low Income Units	Regulatory Agreement; Tax Credit Application; Appraisal	None
20	Cut-Off Date Balance/Unit	Recalculation	None
21	Unit of Measure	Rent Roll; Appraisal	None
22	Most Recent Occupancy %	Recalculation	0.10%
23	Occupancy As of Date	Rent Roll	None
24	2nd Most Recent Occupancy %	Occupancy Report	0.10%
25	2nd Most Recent Occupancy As of Date	Occupancy Report	None
26	3rd Most Recent Occupancy %	Occupancy Report	0.10%
27	3rd Most Recent Occupancy As of Date	Occupancy Report	None
28	4th Most Recent Occupancy %	Occupancy Report	0.10%
29	4th Most Recent Occupancy As of Date	Occupancy Report	None
30	Loan Purpose (New Construction or Rehabilitation)	Appraisal; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment; Conversion Memo	None
31	Single Asset Entity (Y/N)	Opinion of Counsel	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
32	Crossed Loans (Y/N)	Opinion of Counsel	None
33	Related Borrower Loans	None - Company Provided	None
34	Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
35	Late Charge Grace Period	Multifamily Note	None
36	Closing Date or Conversion Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
37	First Payment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
38	Maturity Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
39	Mandatory Prepayment Date	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
40	Original Permanent Loan Amount	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
41	Cut-Off Date Loan Amount	Servicer Statement	None
42	% of Cut-Off Date Balance	Recalculation	None
43	Maturity or Mandatory Prepayment Date Balance	Recalculation	$1.00
44	Gross Interest Rate	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
45	Fixed Expense Rate	None - Company Provided	None
46	Net Mortgage Interest Rate	Recalculation	None
47	Accrual Basis	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
48	Rounding Rate Methodology	Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
49	Loan Amortization Type	Recalculation	None
50	Monthly Debt Service Amount (Amortizing)	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
51	Monthly Debt Service Amount (IO)	Recalculation	None
52	Projected First Monthly Payment to Trust	Recalculation	None
53	Amortization Term (Original)	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
54	Amortization Term (Remaining)	Recalculation	None
55	Loan Term (Original)	Recalculation	None
56	Loan Term (Remaining)	Recalculation	None
57	IO Period	Notice of Conversion; Multifamily Note; Transaction Summary Memo; Amortization Schedule	None
58	Seasoning	Recalculation	None
59	Prepayment Provision	Multifamily Note	None
60	Lockout Begin Date	Multifamily Note	None
61	Lockout End Date	Multifamily Note	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
62	Yield Maintenance Beg Date	Multifamily Note	None
63	Yield Maintenance End Date	Multifamily Note	None
64	Prepay Penalty Begin Date	Multifamily Note	None
65	Open Period Begin Date	Recalculation	None
66	Appraisal Valuation Date	Appraisal	None
67	Appraised Value	Appraisal	None
68	Appraisal Capitalization Rate	Appraisal	None
69	Appraised Value Type	Appraisal	None
70	Cut-Off Date LTV	Recalculation	None
71	Maturity LTV	Recalculation	None
72	Forbearance, Loan Modification or other Debt Service Relief Requested (Y/N)	None - Company Provided	None
73	Most Recent NCF IO DSCR	Recalculation	None
74	Most Recent NCF DSCR	Recalculation	None
75	Most Recent Financial End Date	Operating Statement	None
76	Most Recent EGI	Operating Statement	$1.00
77	Most Recent Expenses	Operating Statement	$1.00
78	Most Recent NOI	Operating Statement	$1.00
79	Most Recent NCF	Operating Statement	$1.00
80	2021 NCF DSCR	Recalculation	None
81	2021 Financial End Date	Operating Statement	None
82	2021 EGI	Operating Statement	$1.00
83	2021 Expenses	Operating Statement	$1.00
84	2021 NOI	Operating Statement	$1.00
85	2021 NCF	Operating Statement	$1.00
86	2020 NCF DSCR	Recalculation	None
87	2020 Financial End Date	Operating Statement	None
88	2020 EGI	Operating Statement	$1.00
89	2020 Expenses	Operating Statement	$1.00
90	2020 NOI	Operating Statement	$1.00
91	2020 NCF	Operating Statement	$1.00
92	2019 NCF DSCR	Recalculation	None
93	2019 Financial End Date	Operating Statement	None
94	2019 EGI	Operating Statement	$1.00
95	2019 Expenses	Operating Statement	$1.00
96	2019 NOI	Operating Statement	$1.00
97	2019 NCF	Operating Statement	$1.00
98	Lien Position	Title Policy	None
99	Title Vesting (Fee/Leasehold/Both)	Title Policy	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
100	Ground Lease Maturity Date (Description or N/A)	Ground Lease Agreement	None
101	Engineering Escrow/Deferred Maintenance	None - Company Provided	None
102	Tax Escrow (Initial)	Servicer Statement	$1.00
103	Tax Escrow (Monthly)	Servicer Statement	$1.00
104	Tax Escrow (Current Balance)	Servicer Statement	$1.00
105	Insurance Escrow (Initial)	Servicer Statement	$1.00
106	Insurance Escrow (Monthly)	Servicer Statement	$1.00
107	Insurance Escrow (Current Balance)	Servicer Statement	$1.00
108	Replacement Reserve (Initial)	Servicer Statement	$1.00
109	Replacement Reserve (Monthly)	Servicer Statement	$1.00
110	Replacement Reserve (Current Balance)	Servicer Statement	$1.00
111	Other Escrow (Initial)	Servicer Statement	$1.00
112	Other Escrow (Monthly)	Servicer Statement	$1.00
113	Other Escrow (Current Balance)	Servicer Statement	$1.00
114	Other Escrow Reserve Description	Servicer Statement	None
115	Other Escrow 2 (Initial)	Servicer Statement	$1.00
116	Other Escrow 2 (Monthly)	Servicer Statement	$1.00
117	Other Escrow 2 (Current Balance)	Servicer Statement	$1.00
118	Other Escrow Reserve 2 Description	Servicer Statement	None
119	Operating Deficit Reserve Balance	Servicer Statement; Audited Financials	$1.00
120	Operating Deficit Reserve Balance As of Date	Servicer Statement; Audited Financials	$1.00
121	Number of Months Debt Service Covered by the Operating Deficit Reserve	Recalculation	None
122	Operating Deficit Reserve Type	Servicer Statement; Audited Financials	None
123	Additional Operating Deficit Funding Available (Y/N)	Audited Financials; Borrower Formation Document	None
124	First Year of Credits	Regulation Form 8609	None
125	Tenant Paid Rent Discount to Market Rent	Tenant to Market Rent Schedule	None
126	PML / SEL %	Seismic Report; Construction Risk Conversion Certificate; Engineering Report; Property Condition Assessment	None
127	Seismic Insurance In-Place (Y/N)	Property Insurance Binder	None
128	Monthly Rent Per Unit	Recalculation	$1.00
129	Additional Financing In Place (existing) (Y/N)	Title Policy; Subordinate Debt Agreement	None
130	Additional Financing Amount (existing)	Title Policy; Subordinate Debt Agreement	None
131	Additional Financing Description (existing)	Title Policy; Subordinate Debt Agreement	None
132	Type of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
133	REAC Score	Multifamily Inspection Report	None
134	Servicer Site Inspection Rating	Site Inspection	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT A

Loan File Review Procedures

#	Specified Attribute	Source Document	Tolerance
135	Servicer Site Inspection Date	Site Inspection	None
136	Description of Regulatory Agreement(s)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
137	Number of LIHTC Units	Regulatory Agreement; HAP Contract; Tax Credit Application	None
138	Limited Partner Tax Credit Investor	Audited Financials; Borrower Formation Document	None
139	Citi Equity (Y/N)	None - Company Provided	None
140	Limited Partner Equity Investment	Audited Financials; Borrower Formation Document	None
141	Rental/Income/Age Restrictions (Y/N)	Regulatory Agreement; HAP Contract; Tax Credit Application	None
142	Governmental Lender	Regulatory Agreement	None
143	Fiscal Agent/Trustee Name	Regulatory Agreement; Funding Loan Agreement	None
144	Guarantor Entity Name	Exception to Non-Recourse Guaranty; Reaffirmation Agreement; Audited Financials	None
145	Borrower Name	Borrower Loan Agreement; Multifamily Note	None
146	Annual Governmental Lender Fee (or Monitoring Fee, Issuer Fee, or other equivalent ongoing fee)	Regulatory Agreement; Funding Loan Agreement	None
147	Annual Fiscal Agent/Trustee Fee ($)	Regulatory Agreement; Funding Loan Agreement	None
148	Annual Fiscal Agent/Trustee Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None
149	First Annual Fiscal Agent/Trustee Fee Payment Date	Regulatory Agreement; Funding Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
14	Property Subtype

Determined based on the height of the property, as stated in the Appraisal: “Garden”, for 1 to 4 story buildings. “Mid Rise”, for 5 to 10 story buildings. “High Rise”, for buildings greater than 10 stories; or

If the property is described as “Senior Housing” or “Age Restricted”, as stated in the Appraisal the Property Subtype is “Age Restricted”.

20	Cut-Off Date Balance/Unit	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Total Units.

22	Most Recent Occupancy %	A computation from the respective property’s Rent Roll in which the total number of occupied units was divided by the property’s Total Units. For purposes of this calculation, non-revenue generating units (model, office and down units) were considered occupied.

42	% of Cut-Off Date Balance	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the aggregate Cut-Off Date Loan Amount of the respective Transaction.

43	Maturity or Mandatory Prepayment Date Balance

A computation from the Multifamily Note in which the respective loan’s amortization schedule was recalculated. For each loan, we re-computed the principal balance outstanding as of the respective loan’s Mandatory Prepayment Date or Maturity Date, if Mandatory Prepayment Date is N/A for the respective loan, based upon the respective loan’s Original Permanent Loan Amount, Monthly Debt Service (Amortizing), Amortization Term (Remaining), Accrual Basis and Gross Interest Rate; or

With respect to the Mortgage Loan Asset identified as “The Courts at Village Square,” the Maturity or Mandatory Prepayment Date Balance is calculated by subtracting the sum of principal payments through the Maturity Date, as described in the amended Amortization Schedule and subtracting those principal payments from the Original Permanent Loan Amount.

46	Net Mortgage Interest Rate	A computation from the Final Data File in which the Fixed Expense Rate was deducted from the Gross Interest Rate.

49	Loan Amortization Type

“Fully Amortizing”, when the Loan Term (Original) was equal to the Amortization Term (Original); or

“Interest Only”, when the IO Period was equal to the Loan Term (Original); or

“Balloon”, when the Amortization Term (Original) was greater than the Loan Term (Original) and (i) the IO Period was equal to zero or (ii) the IO Period is less than Seasoning; or

“Partial IO”, when the IO Period was greater than zero and less than the Loan Term (Original) and only when the IO Period is greater than Seasoning.

51	Monthly Debt Service Amount (IO)

“N/A”, if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or

For loans based on Actual/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12, then multiplied by the Cut-Off Date Loan Amount then multiplied by 365 and then divided by 360; or

For loans based on 30/360 interest calculation, a computation from the Final Data File in which the Gross Interest Rate was divided by 12 and then multiplied by the Cut-Off Date Loan Amount.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT B

Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology

52	Projected First Monthly Payment to Trust	The Monthly Debt Service Amount (Amortizing) if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or Monthly Debt Service Amount (IO).

54	Amortization Term (Remaining)	A computation from the Final Data File in which the number of months of Seasoning as of the Cut-off Date that exceed the IO Period, was deducted from the Amortization Term (Original).

55	Loan Term (Original)	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date and the earlier of a) the Mandatory Prepayment Date, and b) the Maturity Date, were counted.

56	Loan Term (Remaining)	A computation from the Final Data File in which the respective loan’s Seasoning as of the Cut-off Date was deducted from the corresponding Loan Term (Original).

58	Seasoning	A computation from the Final Data File in which the number of monthly payments occurring between the respective loan’s first payment date, through and including, the Cut-off Date, were counted.

65	Open Period Begin Date	Determined based on the earlier of a) the Mandatory Prepayment Date, and b) the later of i) the Lockout End Date, and ii) the Yield Maintenance End Date, plus one day.

70	Cut-Off Date LTV	A computation from the Final Data File in which the respective loan’s Cut-Off Date Loan Amount was divided by the corresponding Appraised Value.

71	Maturity LTV	A computation from the Final Data File in which the respective loan’s Maturity or Mandatory Prepayment Date Balance was divided by the corresponding Appraised Value.

73	Most Recent NCF IO DSCR

“N/A”, if (i) the IO Period was equal to 0, or (ii) the IO Period is less than Seasoning; or

A computation from the Final Data File in which the respective loan’s Most Recent NCF was divided by the corresponding Monthly Debt Service Amount (IO) multiplied by 12.

74	Most Recent NCF DSCR	A computation from the Final Data File in which the respective loan’s Most Recent NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

80	2021 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2021 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

86	2020 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2020 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

92	2019 NCF DSCR	A computation from the Final Data File in which the respective loan’s 2019 NCF was divided by the corresponding Monthly Debt Service Amount (Amortizing) multiplied by 12.

121	Number of Months Debt Service Covered by the Operating Deficit Reserve	A computation from the Final Data File in which the respective loan’s Operating Deficit Reserve Balance was divided by the corresponding Monthly Debt Service Amount (Amortizing).

128	Monthly Rent Per Unit	A computation from the respective property’s Rent Roll in which the total monthly rental revenue for all units (excluding manager unit(s)) was divided by the Total Units. For purposes of this calculation, a gross-up of the non-revenue generating units (vacant, model office and down units) to the estimated market rental rate was added to the current in-place monthly rental revenue.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

National Finance Authority, Municipal Certificates, Series 2022-1

EXHIBIT C

Additional Company Provided Attributes

#	Specified Attribute	Property Name	Provided Value
148	Annual Fiscal Agent/Trustee Fee Payment Date	Viking Village	March 25th

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14